SUMMARY OF SIGNIFICANT ACCOUNT POLICIES Change in Accounting Principle (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories, net	$ 206,919								$ 171,806				$ 206,919	$ 171,806
Cost of goods sold													327,045	314,427	299,150
Selling, general and administrative													407,802	373,114	358,132
Provision (benefit) for income taxes													(10,235)	10,825	505
Net income (loss)	13,771	[1]	(30,330)	[1]	1,520	[1]	(6,028)	[1]	12,786	13,211	8,514	6,693	(21,067)	41,204	27,989
Earnings Per Share, Basic													$ (0.74)	$ 1.46	$ 0.97
Earnings Per Share, Diluted													$ (0.74)	$ 1.44	$ 0.95
Comprehensive Income (Loss), Net of Tax, Attributable to Parent													(15,343)	45,500	20,691
Deferred tax assets	48,616								39,100				48,616	39,100
Prepaid expenses and other current assets	26,858								30,291				26,858	30,291
Retained earnings	280,956								302,023				280,956	302,023
Deferred Income Tax Expense (Benefit)													(13,145)	1,537	1,156
Increase (Decrease) in Inventories													(35,505)	(711)	1,702
Increase (Decrease) in Prepaid Expense and Other Assets													4,823	(3,067)	(395)
Previously reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories, net	213,431												213,431
Cost of goods sold													334,085
Selling, general and administrative													394,250
Provision (benefit) for income taxes													(7,813)
Net income (loss)													(16,977)
Earnings Per Share, Basic													$ (0.60)
Earnings Per Share, Diluted													$ (0.60)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent													(11,253)
Deferred tax assets	46,300												46,300
Prepaid expenses and other current assets	26,752												26,752
Retained earnings	285,046												285,046
Deferred Income Tax Expense (Benefit)													(10,829)
Increase (Decrease) in Inventories													(42,017)
Increase (Decrease) in Prepaid Expense and Other Assets													4,929
Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories, net	(6,512)												(6,512)
Cost of goods sold													(7,040)
Selling, general and administrative													13,552
Provision (benefit) for income taxes	1,000												(2,422)
Net income (loss)													(4,090)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent													(4,090)
Deferred tax assets	2,316												2,316
Prepaid expenses and other current assets	106												106
Retained earnings	(4,090)												(4,090)
Deferred Income Tax Expense (Benefit)													(2,316)
Increase (Decrease) in Inventories													6,512
Increase (Decrease) in Prepaid Expense and Other Assets													$ (106)

[1]	The first quarter of 2013 was negatively impacted by a voluntary recall of certain products manufactured in the Company's Añasco, Puerto Rico facility.On July 31, 2013, the Company performed the annual goodwill impairment test which resulted in a non-cash goodwill impairment charge of $46.7 million for its U.S. Spine reporting unit, which is a part of the U.S. Spine and Other reportable segment. The Company incurred incremental costs related to the implementation of its global enterprise resource planning system in the first, second, third, and fourth quarters of 2013 of $6.1 million, $7.6 million, $5.0 million and $5.6 million, respectively.The Company incurred costs related to the remediation of the FDA warning letters at its manufacturing facilities of $2.1 million, $3.0 million, $2.8 million and $0.4 million in the first, second, third and fourth quarters of 2013, respectively.